Operating Lease Liability, Disclosure: Undiscounted future minimum lease payments (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Total minimum lease payments due	$ 76,655	$ 80,900
Operating lease liabilities - current	12,302	11,880	$ 0
Operating lease liabilities - long-term	$ 50,753	$ 53,955	$ 0